Document and Entity Information	Jan. 11, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 11, 2021
Entity Registrant Name	DICERNA PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36281
Entity Tax Identification Number	20-5993609
Entity Address, Address Line One	75 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	621-8097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001399529
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	33 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421